Tax assets and liabilities (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances At [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	R$ 43,445,704	R$ 38,607,588	R$ 37,640,297	R$ 37,999,396
Temporary differences	37,877,300	33,086,551	32,884,314	32,131,133
Tax loss	5,561,066	5,521,037	4,755,983	5,693,104
CSLL 18%	7,338			175,159
Deferred Tax Liabilities:	3,699,432	3,642,000	2,225,190	4,546,595
Temporary differences	3,699,432	3,642,000	2,225,190	4,546,595
Total	39,746,272	34,965,588	35,415,107	R$ 33,452,801
Adjustment To Income [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	5,720,657	2,834,405	(3,609,495)
Temporary differences	5,673,290	2,069,351	(2,497,215)
Tax loss	40,029	765,054	(937,121)
CSLL 18%	7,338		(175,159)
Deferred Tax Liabilities:	169,844	2,898,723	(1,344,268)
Temporary differences	169,844	2,898,723	(1,344,268)
Total	5,550,813	(64,318)	(2,265,227)
Fair Value Adjustments [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	(950,117)	(735,734)	1,696,091
Temporary differences	(950,117)	(735,734)	1,696,091
Tax loss
CSLL 18%
Deferred Tax Liabilities:	(116,235)	(647,856)	(977,137)
Temporary differences	(116,235)	(647,856)	(977,137)
Total	(833,882)	(87,878)	2,673,228
Other [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets	67,576	(1,131,380)	1,554,305
Temporary differences	67,576	(1,131,380)	1,554,305
Tax loss
CSLL 18%
Deferred Tax Liabilities:	3,823	(834,057)
Temporary differences	3,823	(834,057)
Total	63,753	(297,323)	1,554,305
Acquisition Merger [Member]
IfrsStatementLineItems [Line Items]
Deferred Tax Assets
Temporary differences
Tax loss
CSLL 18%
Deferred Tax Liabilities:
Temporary differences
Total